PROMISSORY NOTES (Tables)	6 Months Ended
Oct. 31, 2015
Debt Disclosure [Abstract]
Schedule of Promissory Notes
	October 31, 2015 $	April 30, 2015 $

Promissory notes	5,611,049	5,543,991

Total promissory notes	5,611,049	5,543,991

Schedule of Payments To Repay Principal Balance
2016 $	2017 $	2018 $	2019 $	2020 $	Total $
-	5,787,280	-	-	-	5,787,280